Geographic Information - Narrative (FY) (Details) - Geographic Concentration Risk - Long Lived Assets Benchmark	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
United Kingdom
Concentration Risk [Line Items]
Concentration risk, percentage		10.00%	10.00%	18.00%
United States
Concentration Risk [Line Items]
Concentration risk, percentage	87.00%	90.00%